Share Based Payments - Summary of Stock Option Activities (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options outstanding, Beginning balance | shares	470,668	820,668	820,668
Number of stock options, Granted | shares	0	0	0	0
Number of stock options, Exercised | shares		(150,000)
Number of stock options, Forfeited | shares	(157,334)	(200,000)
Number of stock options outstanding, Ending balance | shares	313,334	470,668	470,668	820,668
Weighted average exercise price outstanding, Beginning balance	$ 0.25	$ 0.25	$ 0.25
Weighted average exercise price, Exercised		0.48
Weighted average exercise price, Forfeited	0.37	0.25
Weighted average exercise price outstanding, Ending balance	0.25	0.25	0.25	$ 0.25
Weighted average grant date fair value outstanding, Beginning balance	0.54	$ 0.34	0.34
Weighted average grant date fair value, Exercised | $		0.16
Weighted average grant date fair value, Forfeited	0.24	$ 0.57
Weighted average grant date fair value outstanding, Ending balance	$ 0.01	$ 0.54	$ 0.54	$ 0.34